Disclosures About Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 80,396
Cross-currency interest rate swap	1,731
Total Assets	82,127
Cross-currency interest rate swap	5,397
Total equity return swap	3,952
Long-term incentive plan	11,811
Total Liabilities	21,160
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	80,396
Total Assets	80,396
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swap	1,731
Total Assets	1,731
Cross-currency interest rate swap	5,397
Total equity return swap	3,952
Long-term incentive plan	11,811
Total Liabilities	$ 21,160